Revenues (Tables)	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Restructuring Cost and Reserve [Line Items]
Schedule of Disaggregated Revenues

The following table presents the Company’s disaggregated revenues:

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Lease revenue	$30,417	$7,094	$41,032	$11,038
Blockchain award revenue	721	1,329	1,062	1,525
Total revenue	$31,138	$8,423	$42,094	$12,563

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Disaggregated Revenues	The following table presents the Company’s disaggregated revenues:
	For the Years Ended December 31,
	2025	2024
Lease revenue	$21,224	$7,935
Blockchain award revenue	5,663	-
Total revenue	$26,887	$7,935